THE COMPANY AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equity statement information

	December 31
	2023	2022
Common shares issued and outstanding - pre-2024 split, 13,206,229 and 7,861,515 shares	$132	$79
Common shares issued and outstanding - post-2024 split, 825,459 and 491,345 shares	$8	$5
Additional paid-in capital - pre-2024 split	$43,553,399	$41,596,032
Additional paid-in capital - post-2024 split	$43,553,523	$41,596,106

Schedule of share information reflecting on a retroactive basis the reverse stock splits

	Year ended December 31
	2023	2022
Weighted average shares outstanding, basic and diluted - pre-2024 split	8,908,934	6,105,569
Weighted average shares outstanding, basic and diluted - post-2024 split	556,808	381,598
Basic and diluted net loss per shares attributable to common stockholders - pre-2024 split	$(0.55)	$(1.23)
Basic and diluted net loss per shares attributable to common stockholders - post-2024 split	$(8.82)	$(19.61)